Document and Entity Information	Feb. 13, 2026
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Feb. 13, 2026
Entity Registrant Name	Churchill Capital Corp X/Cayman
Entity Incorporation State Country Code	DE
Entity File Number	001-42646
Entity Tax Identification Number	86-1946291
Entity Address Address Line 1	1315 West Century Drive
Entity Address Address Line 2	Suite 150
Entity Address City Or Town	Louisville
Entity Address State Or Province	CO
Entity Address Postal Zip Code	80027
City Area Code	303
Local Phone Number	440-1284
Entity Information Former Legal Or Registered Name	Churchill Capital Corp X
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0002007825
Entity Emerging Growth Company	true
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address Address Line 1	640 Fifth Avenue
Entity Address Address Line 2	14th Floor
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10019
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	INFQ
Security Exchange Name	NYSE
Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50 per share
Trading Symbol	INFQ WS
Security Exchange Name	NYSE